Earnings / (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings / (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

The following reflects the profit / (loss) and share data used in the basic and diluted earnings / (loss) per ordinary share computations:

	Periods ended June 30,
In thousands of USD, except for the per share data	2025	2024
Profit / (loss) attributable to ordinary equity shareholders of the Group	261,740	(17,137)
Weighted average number of ordinary shares outstanding (thousand shares)	192,095	120,686
Basic earnings / (loss) per share (In USD)	1.36	(0.14)

Profit / (loss) attributable to ordinary equity shareholders of the Group	261,740	(17,137)
Adjustments for potential dilutive instruments:
- Impact of derivative liabilities related to the warrants	(42,622)	-
- Impact of derivative liabilities and interest expense related to the August 2024 and November 2024 convertible senior notes	(352,302)	-
Loss attributable to ordinary equity shareholders of the Group for diluted EPS	(133,184)	(17,137)

Weighted average number of ordinary shares outstanding (thousand shares)	192,095	120,686
Effect of potential dilutive ordinary shares:
- Assumed exercise of warrants (thousand shares)	1,170	-
- Assumed conversion of the August 2024 and November 2024 convertible senior notes (thousand shares)	35,681	-
Weighted average number of shares outstanding for diluted EPS (thousand shares)	228,946	120,686

Diluted loss per share (In USD)	(0.58)	(0.14)